CONDENSED CONSOLIDATED STATEMENTS OF INCOME (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 04, 2021	Jun. 28, 2020	Jul. 04, 2021	Jun. 28, 2020	Jan. 03, 2021	Dec. 29, 2019
CONDENSED CONSOLIDATED STATEMENTS OF INCOME (Unaudited)
SALES	$ 2,382,683	$ 2,396,338	$ 4,323,555	$ 3,699,768	$ 8,159,796	$ 6,480,564
Restaurant operating expenses
Food and paper costs	908,760	895,892	1,636,053	1,435,992	3,090,816	2,574,388
Labor costs	621,227	610,698	1,186,719	1,094,007	2,335,949	2,140,157
Occupancy costs	167,106	171,445	303,654	334,033	709,704	718,905
Other operating expenses	128,872	105,100	252,081	191,274	426,553	353,502
Depreciation and amortization	58,558	46,100	113,394	90,920	189,389	212,787
Impairment of assets held for sale	0	100,000	0	100,000	90,493	93,488
Impairment of goodwill					0	200,000
General and administrative	115,644	116,947	220,982	183,163	687,524	560,885
Total costs and expenses	2,000,167	2,046,182	3,712,883	3,429,389	7,630,428	6,854,112
Income from operations	382,516	350,156	610,672	270,379	529,368	(373,548)
INTEREST EXPENSE	(89,661)	(54,692)	(128,232)	(91,159)	(177,757)	(207,841)
INTEREST INCOME	0	64,200	0	64,200	103,623	4,402
OTHER INCOME	0	466,758	0	466,758	466,758	8,410
INCOME BEFORE TAXES	297,516	826,422	482,440	710,178	921,992	(568,577)
PROVISION FOR INCOME TAXES	(85,000)	(149,000)	(135,000)	(149,000)	(130,000)	102,000
NET INCOME	$ 212,516	$ 677,422	$ 347,440	$ 561,178	$ 791,922	$ (466,577)
NET INCOME PER COMMON SHARE -
Basic and Diluted	$ 0.05	$ 0.17	$ 0.09	$ 0.14	$ 0.20	$ (0.12)
WEIGHTED AVERAGE NUMBER OF SHARES USED IN COMPUTING PER COMMON SHARE AMOUNTS
Basic and Diluted	4,047,502	4,047,502	4,047,502	4,047,502	4,047,502	4,043,989